Goodwill (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 29, 2021
Goodwill		$ 64,578	$ 71,045
Mercu Tekun [Member]
Equity interest			51.00%	51.00%